REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA	12 Months Ended
Dec. 31, 2018
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REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA
20.	REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA

Pursuant to a memorandum of agreement entered into by a subsidiary of the Company with the Philippine Parties as described below and certain of its subsidiaries in 2012 for the development of City of Dreams Manila, the relevant parties of the Licensees as described below and certain of its subsidiaries, entered into the following agreements which became effective on March 13, 2013 and ends on the date of expiry of the Regular License as described below, currently expected to be on July 11, 2033 unless terminated earlier in accordance with the respective terms of the individual agreements.

(a)	Regular License

On April 29, 2015, PAGCOR issued a regular casino gaming license, as amended (the “Regular License”) in replacement of a provisional license granted as of March 13, 2013, to the co-licensees (the “Licensees”) namely, MPHIL Holdings No.1 Corporation, a subsidiary of MRP, and its subsidiaries including Melco Resorts Leisure (collectively the “MPHIL Holdings Group”), SM Investments Corporation (“SMIC”), Belle Corporation (“Belle”) and PremiumLeisure and Amusement, Inc. (“PLAI”) (SMIC, Belle and PLAI are collectively referred to as the “Philippine Parties”) for the establishment and operation of City of Dreams Manila, with Melco Resorts Leisure, a co-licensee, as the “special purpose entity” to operate the casino business and as representative for itself and on behalf of the other co-licensees in dealings with PAGCOR. The Regular License has the same terms and conditions as the provisional license, and is valid until July 11, 2033. Further details of the terms and commitments under the Regular License are included in Note 21(c).

(b)	Cooperation Agreement

The Licensees and certain of its subsidiaries entered into a cooperation agreement (the “Cooperation Agreement”) and other related arrangements which govern the rights and obligations of the Licensees. Under the Cooperation Agreement, Melco Resorts Leisure is appointed as the sole and exclusive representative of the Licensees in connection with the Regular License and is designated as the operator to operate and manage City of Dreams Manila. Further details of the commitments under the Cooperation Agreement are included in Note 21(c).

(c)	Operating Agreement

The Licensees entered into an operating agreement (the “Operating Agreement”) which governs the operation and management of City of Dreams Manila by Melco Resorts Leisure. Under the Operating Agreement, Melco Resorts Leisure is appointed as the sole and exclusive operator and manager of City of Dreams Manila, and is responsible for, and has sole discretion (subject to certain exceptions) and control over, all matters relating to the operation and management of City of Dreams Manila (including the gaming and non-gaming operations). The Operating Agreement also includes terms of certain monthly payments to PLAI from Melco Resorts Leisure, based on the performance of gaming operations of City of Dreams Manila and is included in “Payments to the Philippine Parties” in the consolidated statements of operations, and further provides that Melco Resorts Leisure has the right to retain all revenues from non-gaming operations of City of Dreams Manila.

(d)	MRP Lease Agreement

Under the MRP Lease Agreement, Belle agreed to lease to Melco Resorts Leisure the land and certain of the building structures for City of Dreams Manila. The leased property is used by Melco Resorts Leisure and any of its affiliates exclusively as a hotel, casino and resort complex.